Finance Leases - Additional information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Capital Leased Assets [Line Items]
Interest expense charged	$ 69,388	$ 52,679
Lease contracts amount	$ 94,392
U.S. dollar-denominated contracts [Member]
Capital Leased Assets [Line Items]
Lease payments, minimum discount rate	6.50%
Lease payments, maximum discount rate	16.40%
Euro-denominated contracts [Member]
Capital Leased Assets [Line Items]
Lease payments, minimum discount rate	4.90%
Lease payments, maximum discount rate	26.40%
Ruble-denominated contracts [Member]
Capital Leased Assets [Line Items]
Lease payments, minimum discount rate	5.30%
Lease payments, maximum discount rate	26.30%